PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 – PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 follows:

	2018	2017
	(In thousands)
Land	$16,843	$16,199
Buildings	56,385	55,434
Equipment	70,039	69,604
	143,267	141,237
Accumulated depreciation and amortization	(104,490)	(102,088)
Property and equipment, net	$38,777	$39,149

Depreciation expense was $5.1 million, $5.3 million and $5.8 million in 2018, 2017 and 2016, respectively.